Nature of Operations	12 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1. Nature of Operations

Robot Consulting Co., Ltd. (the “Company”) was incorporated on April 17, 2020 in Tokyo, Japan. The Company’s principal product is Labor Robot, a cloud-based software which provides human resource solutions, The Company also provides consulting support services such as e-learning courses relating to digital transformation and software installation services. The Company is committed to researching, developing, and selling artificial intelligence (“AI”) technology.

Stock Split - On January 7, 2025, the Company’s board of directors approved the change in the number of ordinary shares authorized and a sub-division of the ordinary shares issued at a ratio of 1:6, which became effective on January 7, 2025. As a result, the number of shares authorized and issued became 168,000,000 and 42,210,000 shares, respectively, with a par value of JPY1.7 each.

Going concern

The Company had a loss of JPY534,685, JPY661,966 and JPY478,633 for the fiscal years ended March 31, 2025, 2024 and 2023, respectively. This operating loss has resulted in an accumulated deficit of JPY1,782,485 and JPY1,247,800 as of March 31, 2025 and 2024, respectively. These factors, among others, raise substantial doubt regarding the Company’s ability to continue as a going concern for twelve months since issuance date.

The Company’s financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. The Company’s ability to continue as a going concern is dependent upon the Company’s ability to attract and retain revenue generating customers, acquire new customer contracts, and secure additional financing.

The Company may consider obtaining additional financing in the future through the issuance of the Company’s ordinary shares through other equity or debt financings, or other means. The Company, however, is dependent upon its ability to obtain new revenue generating customer contracts and secure equity and/or debt financing and there are no assurances that the Company will be successful. The financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts, or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.